Commitments and Contingencies - Lease Commitments (Detail) - Real Estate [Member] $ in Millions	Feb. 29, 2016 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2017	$ 37
2018	28
2019	23
2020	13
2021	8
Thereafter	7
Total	$ 116